Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net loss and comprehensive loss	$ (14,858)	$ (24,184)	$ (41,907)
Items not involving current cash flows:
Depreciation and amortization	699	283	33
Interest expense on lease liabilities	73	36
Stock-based compensation expense	4,036	1,097	1,651
(Gain) loss on change in fair value of warrants	(15,708)	27,856	(19,801)
Accrued interest on Note payable	159	385
Other income	(605)
Deferred income tax expense	56
Warrant liability-foreign exchange adjustment	43	95	17
Non-cash issue costs		764	745
Non-cash settlement included in payables	25	(2,262)
Changes in non-cash working capital balances
Receivables	(10,028)
Prepaid expenses and deposits	(1,597)	(544)	8,336
Accounts payable and accrued liabilities	1,088	(4,371)	4,965
Cash used in operating activities	(36,617)	(845)	(45,961)
FINANCING ACTIVITIES
Exercise of Derivative warrants	8,000
January 2021 Equity Offering, net of issuance costs	10,375
February 2021 Equity Offering, net of issuance costs	21,093
Exercise of Equity warrants	1,985
Exercise of stock options	14
Proceeds from issuance of common shares	2,709	24,689	35,767
Note payable	309	1,500
Repayment of lease obligations	(276)	(90)	(5)
Cash provided by financing activities	44,209	26,099	35,762
INVESTING ACTIVITIES
Purchase of property, plant and equipment	(370)	(280)
Purchase of patents	(385)	(319)	(458)
Cash used in investing activities	(755)	(599)	(458)
Increase (decrease) in cash during the year	6,837	24,655	(10,657)
Cash, beginning of the year	25,469	814	11,471
Cash, end of the year	$ 32,306	$ 25,469	$ 814